Mar. 01, 2020
American Century Mutual Funds, Inc | BALANCED FUND

American Century Mutual Funds, Inc. Summary Prospectus and Prospectus Supplement Balanced Fund
Supplement dated August 1, 2020 ■ Summary Prospectus and Prospectus dated March 1, 2020

The following replaces the first paragraph of the Principal Investment Strategies section on page 2 of the summary prospectus and prospectus:
For the equity portion of the fund, the portfolio managers select stocks using quantitative management techniques in a multi-step process. First, the managers rank stocks, primarily those of large (those with a market cap greater than $2 billion), publicly-traded U.S. companies from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects. Finally, the portfolio managers review the output of the quantitative model, considering factors such as risk management, transaction costs, and liquidity management.